Financial Liabilities Held for Trading at Fair Value Through Profit or Loss - Schedule of Debt Portfolio of Derivative Instruments (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	$ 42,016,261	$ 42,264,415
Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	4,369,209	4,561,630
Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,915,969	4,629,266
Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	9,581,530	10,004,371
Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	11,406,802	10,369,830
Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	5,941,768	5,531,686
Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	6,800,983	7,167,632
Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,444,721	2,196,116
Currency forward [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	9,088,791	9,001,073
Currency forward [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency forward [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,638,001	3,939,379
Currency forward [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,003,870	2,316,619
Currency forward [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,583,070	2,458,194
Currency forward [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	863,850	283,291
Currency forward [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments		3,590
Currency forward [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency forward [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	241,757	221,626
Interest rate swap [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	22,337,439	23,439,806
Interest rate swap [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Interest rate swap [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	619,104	512,235
Interest rate swap [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	1,627,918	1,843,294
Interest rate swap [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	4,583,573	6,210,930
Interest rate swap [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	7,622,130	6,735,372
Interest rate swap [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,963,087	3,815,430
Interest rate swap [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,921,627	4,322,545
Interest rate swap [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	650,370	817,501
Interest rate swap and cross currency swap [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	10,394,868	9,596,679
Interest rate swap and cross currency swap [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Interest rate swap and cross currency swap [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	96,844	101,948
Interest rate swap and cross currency swap [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	198,892	404,210
Interest rate swap and cross currency swap [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,331,613	1,201,167
Interest rate swap and cross currency swap [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,909,482	3,331,601
Interest rate swap and cross currency swap [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	1,978,681	1,712,666
Interest rate swap and cross currency swap [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,879,356	2,845,087
Interest rate swap and cross currency swap [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	1,547,488	1,152,057
Call currency options [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	67,700	27,797
Call currency options [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Call currency options [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	10,499	3,887
Call currency options [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	38,376	13,859
Call currency options [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	18,825	10,051
Call currency options [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Call currency options [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Call currency options [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Call currency options [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	4,151	1,061
Put currency options [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	127,463	199,060
Put currency options [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Put currency options [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	4,761	4,181
Put currency options [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	46,913	51,284
Put currency options [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	64,449	124,029
Put currency options [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	11,340	19,566
Put currency options [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Put currency options [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Put currency options [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	$ 955	$ 3,871